SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life reinsurance in force
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	18,764,660	17,632,050	16,349,433
Assumed from other companies	[1]	398,443,383	359,376,352	349,064,323
Net amount	[1]	$ 379,678,723	$ 341,744,302	$ 332,714,890
Percentage of amount assumed to net	[1]	105.00%	105.00%	105.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 269,691	$ 275,923	$ 248,501
Ceded to other companies		540,194	397,860	474,121
Assumed from other companies		6,807,329	6,647,155	5,739,430
Net premiums earned		$ 6,536,826	$ 6,525,218	$ 5,513,810
Percentage of amount assumed to net		104.00%	102.00%	104.00%
Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		23,522	22,559	24,025
Assumed from other companies		1,483,298	1,427,723	1,184,604
Net premiums earned		$ 1,459,776	$ 1,405,164	$ 1,160,579
Percentage of amount assumed to net		102.00%	102.00%	102.00%
Accident and health [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		0	0	0
Assumed from other companies		22,521	61,998	51,369
Net premiums earned		$ 22,521	$ 61,998	$ 51,369
Percentage of amount assumed to net		100.00%	100.00%	100.00%
Property and casualty [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[2]	$ 269,691	$ 275,923	$ 248,501
Ceded to other companies	[2]	516,672	375,301	450,096
Assumed from other companies	[2]	5,301,510	5,157,434	4,503,457
Net premiums earned	[2]	$ 5,054,529	$ 5,058,056	$ 4,301,862
Percentage of amount assumed to net	[2]	105.00%	102.00%	105.00%

[1]	Life reinsurance in force excludes products that do not pass risk transfer.
[2]	P&C includes Specialty and U.S. health premiums.